UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703)837-0150

Signature, Place, and Date of Signing:

 August 10, 2001		       John W. Fisher			Alexandria, Virginia
	[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	  145

Form 13F Information Table Value Total:	$266,865,261


List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





               Security                 Type  Quantity              Cusip        Value    Descretion
BRITISH PETRO AMOCO                 com        1,887             110889409      92,784      sole
ADOBE SYSTEMS                       com          320            00724F101        7,674      sole
AGILENT TECHNOLOGIES                com          168            00846U101        3,284      sole
ALLSTATE                            com       25,663            020002101      958,513      sole
ALUMINUM CO OF AMERICA              com          584            022249106       18,110      sole
AMERICA MOVIL                       com          400            02364W105        5,932      sole
AMERICAN EXPRESS                    com        1,954            025816109       56,783      sole
AMERICAN HOME PRODUCTS              com          725            026609107       42,231      sole
AMERICAN INTERNATIONAL GP           com        7,391            026874107      576,498      sole
AMERICAN ONLINE INC                 com          501            00184a105       16,583      sole
AMERICAN TOWER SYSTEMS              com          100            029912201        1,389      sole
ANADARKO PETE                       com          328            032511107       15,770      sole
ANHEUSER BUSCH CO INC               com          800            035229103       33,504      sole
AT&T                                com      849,250            001957109   16,390,525      sole
AT&T CORP COM WIRLES GRP            com      262,318            00209A106    3,919,033      sole
AUTO DATA PROC                      com          140            053015103        6,586      sole
AVAYA                               com           12            053499109          119      sole
AVON PRODUCTS INC.                  com          120            054303102        5,550      sole
BANK OF AMERICA CORPORATION         com          467            060505104       27,273      sole
BANK OF NEW YORK                    com          402            064057102       14,070      sole
BAXTER INTERNATIONAL                com          246            071813109       13,542      sole
BB&T CORPORATION                    com          270            054937107        9,842      sole
BEAR STEARNS COMPANIES INC          com          180            073902108        9,002      sole
BELL SOUTH                          com       12,929            079860102      537,200      sole
BERKSHIRE HATHAWAY CLASS B          com            4            084670207        9,320      sole
BOEING COMPANY                      com        1,455            097023105       48,743      sole
BP AMOCO PLC SPON ADR R             com          104            055622104        5,114      sole
BRISTOL MEYERS                      com        5,077             110122108     282,078      sole
BURLINGTON NO SANTA FE CP           com          305            12189T104        8,159      sole
BURLINGTON RESOURCES INC            com          502             122014103      17,173      sole
Bank One Corporation                com        5,899            06423A103      185,642      sole
CATERPILLAR                         com      561,590             149123101  25,159,237      sole
CHEVRON                             com       63,833             166751107   5,409,829      sole
CIGNA CORP                          com          312             125509109      25,880      sole
CISCO SYSTEMS INC                   com        3,444            17275R102       41,948      sole
CITIGROUP                           com      363,386             172967101  14,717,136      sole
COCA COLA                           com        9,980             191216100     467,563      sole
COMDISCO INC                        com          400             200336105         236      sole
COMPUTER ASSOC INTL INC             com           95             204912109       2,445      sole
CONOCO, INC. CLASS B                com          819             208251405      20,761      sole
CONSECO STRATEGIC INCOME FUND       com        1,500             20847A10       13,290      sole
COUNTRYWIDE CREDIT                  com           80             222372104       3,514      sole
CRESCENT REAL EST EQUITIES CO       com           90             225756105       1,931      sole
DAIMLER CHRYSLER                    com          259            D1668R123        7,765      sole
DEERE & CO.                         com          169             244199105       6,356      sole
DELPHI                              com       77,040             247126105     905,220      sole
DELTA AIRLINES                      com          246             247361108       6,477      sole
DIAMONDS TR UNIT SER 1              com        1,080             252787106      95,418      sole
DORAL FINANCIAL CORPOR              com          400            25811P100       15,520      sole
DUKE ENERGY                         com          866             264399106      32,778      sole
DUPONT                              com      524,938             263534109  19,695,671      sole
ECLIPSYS CORPORATION                com          105             278856109       1,397      sole
EL PASO ENERGY CO                   com          238             283905107       9,889      sole
ELECTRONIC DATA SYSTEM              com          150             285661104       8,637      sole
EMERSON ELECTRIC CO                 com           90             291011104       4,235      sole
EXXON MOBIL                         com      568,869            30231G102   22,413,437      sole
Energizer Hldgs                     com          305            29266R108        5,069      sole
FANNIE MAE                          com        2,823             313586109     226,009      sole
FEDERAL HOME LOAN MORTGAGE CORPORATIcom          785             313400301      51,025      sole
FLEET BOSTON CORP.                  com          813             339030108      29,878      sole
FORD MOTOR CO.                      com        3,286             345370860      57,012      sole
GENERAL ELECTRIC                    com      183,110             369604103   6,811,692      sole
GENERAL MOTORS                      com      314,406             370442105  13,488,026      sole
GENERAL MOTORS CLASS H              com      311,434             370442832   4,151,422      sole
GILLETTE CO                         com          200             375766102       5,960      sole
GLAXOSMITHKLINE PLC SPONSORED ADR   com          625            37733W105       35,075      sole
GLOBAL PMTS INC COM                 com           80            37940X102        2,352      sole
GUIDANT CORP                        com          120             401698105       4,620      sole
HALLIBURTON                         com          279             406216101       6,291      sole
HANSON PLC                          com           24             411352404         841      sole
HEINZ H J CO                        com          150             423074103       6,323      sole
HEWLETT PACKARD CO                  com        1,570             428236103      25,199      sole
Home Depot Inc                      com        1,679             437076102      64,423      sole
IBM                                 com      131,817             459200101  12,090,209      sole
ICN PHARMACEUTICALS INC NEW         com          130             448924100       3,426      sole
IMPERIAL OIL LTD. NEW CANADA        com        2,400              45303840      65,304      sole
IMPERIAL TOBACCO                    com           50             453142101       1,246      sole
INGERSOLL RAND                      com          151             456866102       5,104      sole
INTEL CORP                          com       11,676             458140100     238,657      sole
INTERNATIONAL PAPER                 com          170             460146103       5,923      sole
JOHNSON & JOHNSON                   com        3,106             478160104     172,072      sole
JP MORGAN                           com      408,326            46625H100   13,944,331      sole
KANSAS CITY SOUTHER                 com           37             485170104         444      sole
KINARK                              com        7,000             494474109       5,600      sole
LUCENT TECHNOLOGIES                 com        2,132             549463107      12,217      sole
MANAGED HIGH INCOME                 com           11            56166C105           77      sole
MAY DEPARTMENT STORES               com           90             577778103       2,612      sole
MCDONALDS CORPORATION               com          450             580135101      12,213      sole
MERCK                               com        7,252             589331107     482,983      sole
MERRILL LYNCH & CO INC              com        1,004             590188108      40,762      sole
MICROSOFT CORP                      com          600             594918104      30,702      sole
MINNESOTA MINING & MFG CO           com      298,073             604059105  29,330,383      sole
MORGAN STANLEY DEAN WITTER          com           70             617446448       3,245      sole
NEW HORIZONS WORLDWIDE              com          125             645526104       1,441      sole
NUVEEN DIVID ADVANTAGE MUNICIPAL FUNcom        1,370            67066V101       20,564      sole
NUVEEN TEX QUALITY INCOME MUNI FD   com        1,000             670983105      14,520      sole
National Data Corp                  com          100             635621105       3,600      sole
PEPSICO INCORPORATED                com          600             713448108      29,100      sole
PFIZER, INC.                        com        1,888             717081103      75,689      sole
PHARMACIA CORP COM                  com          745            71713U102       30,217      sole
PHILIP MORRIS                       com      519,239             718154107  25,074,045      sole
PHILLIPS PETROLEUM                  com          200             718507106      10,788      sole
PRAZAIR INC                         com           72            74005P104        3,024      sole
PROCTER & GAMBLE                    com      297,574             742718109  21,660,375      sole
QWEST COMMUNICATIONS INTL           com          523             749121109       8,734      sole
RAYTHEON COMPANY                    com        1,034             755111507      35,932      sole
REDHOOK ALE                         com          400             757473103         656      sole
ROYAL DUTCH                         com        1,859             780257804      93,415      sole
SBC COMMUNICATIONS, INC.            com      354,411            78387G103   16,699,823      sole
SCHERING PLOUGH                     com        4,690             806605101     173,999      sole
SCHLUMBERGER LTD                    com           36             806857108       1,645      sole
SEARS                               com          325             812387108      11,258      sole
SIERRA PAC. RES. CORP NEW           com          189             826482810       2,854      sole
SPRINT                              com          100             852061100       2,401      sole
SPYDER                              com          926            78462F103       96,711      sole
STAR TEK                            com          200            85569C107        3,498      sole
STARBUCKS                           com        3,200             855244109      47,808      sole
Sealed Air pfd Cl A                 com          464            81211k209       18,328      sole
TELMEX                              com          400             879403780      12,916      sole
TEXACO                              com      104,975             881694103   6,823,393      sole
TEXAS INSTRUMENTS                   com          712             882508104      17,786      sole
THERAGENICS CORP                    com        2,000             883375107      18,480      sole
TORCHMARK                           com          110             891027104       2,775      sole
TRANSOCEAN OFFSHORE INC             com           98            g90078109        2,587      sole
TYCO INTERNAIONAL LIMITED NEW       com       10,692             902124106     486,486      sole
UNITED PARCEL SERVICE CL B          com          250             911312106      12,995      sole
UNITED TECHNOLOGIES CORP.           com        1,388             913017109      64,542      sole
US BANCORP DEL                      com        2,697             902973304      59,819      sole
US INDUSTRIES                       com            7             912080108          16      sole
UTD HEALTHCARE CORP                 com          110            91324p102        7,315      sole
VERIZON                             com       16,646            92343V104      900,715      sole
VISTEON                             com          258            92839U107        3,289      sole
WACHOVIA BANK                       com          211             929903102       6,541      sole
WAL MART STORES INC                 com        2,365             931142103     117,068      sole
WALT DISNEY                         com        3,635             254687106      67,684      sole
WASHINGTON MUTUAL INC               com          135             939322103       5,195      sole
WASHINGTON POST COMPANY CL B        com           25             939640108      12,995      sole
WELLS FARGO & CO NEW                com        1,788             949746101      79,477      sole
WILEY, JOHN & SONS CL A             com          400             968223206       8,352      sole
WORLDCOM INC GA NEW MCI GROUP COM   com          523            98157d304        7,965      sole
WORLDCOM, INC.                      com       13,082            98157D106      196,753      sole
XEROX CORPORATION                   com          495             984121103       3,836      sole
ZEBRA TECHNOLOGY CORP               com           90             989207105       3,371      sole
ZIMMER HLDGS INC COM                com          507            98956p102       14,069      sole
ANNUITY & LIFE RE HLDS ORD          com          150            G03910109        5,093      sole
                                                                            266,865,26          0